Interest-bearing loans and borrowings - Summary of Loan moratorium (Detail) ₨ in Millions	Mar. 27, 2020 INR (₨)
Ostro Andhra Wind Private Limited | Indian Renewable Energy Development Agency Limited | 30 June 2020
Disclosure Of Detailed Information About Loan Moratorium [Line Items]
Principal Amount For Which Moratorium Period Availed	₨ 12
Interest Amount For Which Moratorium Period Availed	₨ 18
Borrowings Moratorium Period Original Due Date	Jun. 30, 2020
Borrowings Moratorium Period Extended Due Date	Sep. 30, 2020
Borrowings Settlement Terms	As per the intimation received from the Lender dated 17 November 2020, Principle instalment outstanding for the quarter ended 30 June 2020 and interest outstanding for the month of June 2020 shall be deferred to 30 September 2033.
Ostro Andhra Wind Private Limited | India Infrastructure Finance Corporation | 30 June 2020
Disclosure Of Detailed Information About Loan Moratorium [Line Items]
Principal Amount For Which Moratorium Period Availed	₨ 9
Interest Amount For Which Moratorium Period Availed	₨ 13
Borrowings Moratorium Period Original Due Date	Jun. 30, 2020
Borrowings Moratorium Period Extended Due Date	Sep. 30, 2020
Borrowings Settlement Terms	As per the intimation received from the Lender dated 24 December 2020, Principle instalment outstanding for the quarter ended 30 June 2020 and interest outstanding for the month of June 2020 shall be deferred to last instalment in 1 July 2035.
Ostro Andhra Wind Private Limited | Tata Clean tech Capital Limited | 30 June 2020
Disclosure Of Detailed Information About Loan Moratorium [Line Items]
Principal Amount For Which Moratorium Period Availed	₨ 2
Interest Amount For Which Moratorium Period Availed	₨ 3
Borrowings Moratorium Period Original Due Date	Jun. 30, 2020
Borrowings Moratorium Period Extended Due Date	Sep. 30, 2020
Borrowings Settlement Terms	As per the intimation received from the Lender dated 11 January 2021, Principle instalment along with interest outstanding for the quarter ended 30 June 2020 shall be deferred and the original repayment schedule shall be extended by 3 months resulting in extending last payment date as per repayment schedule from 30 June 2033 to 30 September 2033.
ReNew Solar Energy (Rajasthan) Private Limited | Power Finance Corporation Limited | 15 April 2020
Disclosure Of Detailed Information About Loan Moratorium [Line Items]
Principal Amount For Which Moratorium Period Availed	₨ 0
Interest Amount For Which Moratorium Period Availed	₨ 30
Borrowings Moratorium Period Original Due Date	Apr. 15, 2020
Borrowings Settlement Terms	As intimated by the Lender vide letter dated 25 February 2021, the repayment date has been revised resulting in extending last payment date as per repayment schedule. Previously, the repayment date was 15 December 2038 which has now been revised to 15 February 2039 to 15 June 2039 and the deferred amount has been converted to additional loan.
ReNew Solar Energy (Rajasthan) Private Limited | Power Finance Corporation Limited | 15 May 2020
Disclosure Of Detailed Information About Loan Moratorium [Line Items]
Principal Amount For Which Moratorium Period Availed	₨ 0
Interest Amount For Which Moratorium Period Availed	₨ 28
Borrowings Moratorium Period Original Due Date	May 15, 2020
ReNew Solar Energy (Rajasthan) Private Limited | Power Finance Corporation Limited | 15 June 2020
Disclosure Of Detailed Information About Loan Moratorium [Line Items]
Principal Amount For Which Moratorium Period Availed	₨ 0
Interest Amount For Which Moratorium Period Availed	₨ 29
Borrowings Moratorium Period Original Due Date	Jun. 15, 2020
ReNew Solar Energy (Rajasthan) Private Limited | Power Finance Corporation Limited | 15 July 2020
Disclosure Of Detailed Information About Loan Moratorium [Line Items]
Principal Amount For Which Moratorium Period Availed	₨ 0
Interest Amount For Which Moratorium Period Availed	₨ 28
Borrowings Moratorium Period Original Due Date	Jul. 15, 2020
ReNew Solar Energy (Rajasthan) Private Limited | Power Finance Corporation Limited | 15 August 2020
Disclosure Of Detailed Information About Loan Moratorium [Line Items]
Principal Amount For Which Moratorium Period Availed	₨ 0
Interest Amount For Which Moratorium Period Availed	₨ 30
Borrowings Moratorium Period Original Due Date	Aug. 15, 2020
Ostro AP Wind Private Limited | Indian Renewable Energy Development Agency Limited | 30 June 2020
Disclosure Of Detailed Information About Loan Moratorium [Line Items]
Principal Amount For Which Moratorium Period Availed	₨ 12
Interest Amount For Which Moratorium Period Availed	₨ 21
Borrowings Moratorium Period Original Due Date	Jun. 30, 2020
Borrowings Moratorium Period Extended Due Date	Sep. 30, 2020
Borrowings Settlement Terms	As per the intimation received from the Lender dated 17 November 2020, Principle instalment outstanding for the quarter ended 30 June 2020 and interest outstanding for the month of June 2020 shall be deferred to 30 September 2033.
Ostro AP Wind Private Limited | India Infrastructure Finance Corporation | 30 June 2020
Disclosure Of Detailed Information About Loan Moratorium [Line Items]
Principal Amount For Which Moratorium Period Availed	₨ 9
Interest Amount For Which Moratorium Period Availed	₨ 14
Borrowings Moratorium Period Original Due Date	Jun. 30, 2020
Borrowings Moratorium Period Extended Due Date	Sep. 30, 2020
Borrowings Settlement Terms	As per the intimation received from the Lender dated 24 December 2020, Principle instalment outstanding for the quarter ended 30 June 2020 and interest outstanding for the month of June 2020 shall be deferred to last instalment in 1 July 2035.
Ostro AP Wind Private Limited | Tata Clean tech Capital Limited | 30 June 2020
Disclosure Of Detailed Information About Loan Moratorium [Line Items]
Principal Amount For Which Moratorium Period Availed	₨ 3
Interest Amount For Which Moratorium Period Availed	₨ 5
Borrowings Moratorium Period Original Due Date	Jun. 30, 2020
Borrowings Moratorium Period Extended Due Date	Sep. 30, 2020
Borrowings Settlement Terms	As per the intimation received from the Lender dated 11 January 2021, Principle instalment along with interest outstanding for the quarter ended 30 June 2020 shall be deferred and the original repayment schedule shall be extended by 3 months resulting in extending last payment date as per repayment schedule from 30 June 2033 to 30 September 2033.